ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
Disclosure of organization and principal activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.

ORGANIZATION AND PRINCIPAL ACTIVITIES

China Natural Resources, Inc. (“CHNR” or the “Company”) is a British Virgin Islands (“BVI”) holding company incorporated in 1993. The address of the principal executive office is Room 2205, 22/F, West Tower, Shun Tak Centre, 168-200 Connaught Road Central, Sheung Wan, Hong Kong. The Company does not conduct any substantive operations on its own and conducts its primary business operations through its subsidiaries (collectively with CHNR, the “Group”). A list of the Company's subsidiaries is included in Note 16 to the consolidated financial statements.

CHNR's principal shareholder is Feishang Group Limited (“Feishang Group” or the “Shareholder”), a BVI corporation. Mr. Li Feilie is the beneficial owner of Feishang Group. In the opinion of the directors of the Company, the ultimate parent of CHNR is Laitan Investment Limited, a BVI corporation.

The consolidated financial statements of the Group for the year ended December 31, 2020 were authorized for issuance in accordance with a resolution of the directors on April 23, 2021.